Private Placement (Details) - USD ($)		6 Months Ended
	Dec. 04, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Private Placement (Details) [Line Items]
Proceeds received from the founder warrants purchase		$ 49,000	$ 0
Capitol Investment Corp. V
Private Placement (Details) [Line Items]
Unit price per share (in usd per share)	$ 10.00			$ 10.00
Proceeds received from the founder warrants purchase	$ 6,900,000
Founders Warrant | Capitol Investment Corp. V
Private Placement (Details) [Line Items]
Unit price per share (in usd per share)	$ 1.50
Private Placement | Capitol Investment Corp. V
Private Placement (Details) [Line Items]
Aggregate purchase price amount	$ 8,750,000
Private Placement | Founders Warrant | Capitol Investment Corp. V
Private Placement (Details) [Line Items]
Aggregate purchase of founder warrants (in Shares)	5,833,333
Unit price per share (in usd per share)	$ 1.50